UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-01920


                                  Stralem Fund
               (Exact name of registrant as specified in charter)


                  645 Madison Ave, 6th floor, New York NY 10022


               (Address of principal executive offices) (Zip code)


          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:212-888-8123


Date of fiscal year end: December 31, 2003


Date of reporting period: December 31, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. REPORTS TO STOCKHOLDERS.

STRALEM FUND

                       645 MADISON AVE, NEW YORK, NY 10022-1010
                             TELEPHONE: (212) 888-8123
                               FAX: (212) 888-8152

                                                                 February 2004

Dear Shareholder,

This letter reports information to you on Stralem Fund's performance and portfolio structure. It also summarizes our investment outlook and the portfolio adjustments that have been made to reflect this outlook. Stralem Fund has two series: Stralem Balanced Fund holds a combination of U.S. large capitalization equities and U.S. government securities; Stralem Equity Fund invests in U.S. large capitalization equities.

Performance

--------------------------------------------------------------------------------
                                   PERFORMANCE

Past performance does not guarantee future results. Current performance may be lower or higher than the data quoted below. Investors are urged to consider each Fund's investment objectives, risks, charges and expenses before investing. Stralem Fund's prospectus contains a complete discussion of these factors and other information about Stralem & Company, Inc., the Funds' investment adviser. Investors are advised to read the prospectus carefully before investing. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

--------------------------------------------------------------------------------

               Stralem Balanced Fund Average Annual Total Returns

--------------------------- ------------------- -------------------- -----------------------------------
    Time Period                                                                   JPMorgan
(Ending 12-31-2003)              Stralem*             S&P500               U.S. Gov't. Bond Index
--------------------------- ------------------- -------------------- -----------------------------------
                    1 Year              11.01%               28.68%                                2.4%
--------------------------- ------------------- -------------------- -----------------------------------
                   3 Years               0.17%               -4.15%                                7.0%
--------------------------- ------------------- -------------------- -----------------------------------
                   5 Years               3.19%               -0.57%                                6.3%
--------------------------- ------------------- -------------------- -----------------------------------
                   10Years               8.37%               11.10%                                6.8%
--------------------------------------------------------------------------------------------------------

                        Stralem Equity Fund Average Annual Total Returns
--------------------------- ------------------- --------------------------------------------------------
    Time Period
(Ending 12-31-2003)              Stralem*          S&P500
--------------------------- ------------------- --------------------------------------------------------
                    1 Year              18.94%        28.68%
--------------------------- ------------------- --------------------------------------------------------
                   3 Years              -3.61%        -4.15%
--------------------------- ------------------- --------------------------------------------------------
        Since Inception **              -1.36%        -5.36%
--------------------------------------------------------------------------------------------------------
Source: Stralem, Bloomberg.  *After-fees and before taxes. **Since inception 1/18/00.  The attached performance notes are an integral part of this report.
--------------------------------------------------------------------------------------------------------

Over the past ten years, a $100,000 investment in the Stralem Balanced Fund, (after expenses), would have achieved almost 80% of the value of a $100,000 investment in the S&P 500 (before expenses) with less risk as evidenced by the lower standard deviation of returns:

[GRAPHIC OMITTED]

------------------------------------------------------------------------------
                        STRALEM BALANCED FUND vs. S&P 500
                               Growth of $100,000
                                    1993-2003
------------------------------------------------------------------------------
                                                            J.P. Morgan
                 S&P 500          Stralem Balanced Fund   Government Bond Index
------------------------------------------------------------------------------
     1993        $100,000                $100,000               $100,000
------------------------------------------------------------------------------
     1994         101,330                  94,400                 97,090
------------------------------------------------------------------------------
     1995         139,330                 118,420                113,970
------------------------------------------------------------------------------
     1996         171,720                 126,980                117,320
------------------------------------------------------------------------------
     1997         229,040                 153,160                129,060
------------------------------------------------------------------------------
     1998         294,920                 190,990                142,290
------------------------------------------------------------------------------
     1999         327,260                 219,040                138,190
------------------------------------------------------------------------------
     2000         324,430                 222,350                157,440
------------------------------------------------------------------------------
     2001         285,920                 212,970                167,750
------------------------------------------------------------------------------
     2002         222,730                 201,320                188,230
------------------------------------------------------------------------------
     2003         286,610                 223,480                192,820
------------------------------------------------------------------------------

  Source: Stralem, Bloomberg. See attached performance notes.

                     VALUE        STD.DEV
S&P500              $286,610         20.77%

STRALEM             $223,480         11.91%

JPM US GOVT
BND IND             $192,820          6.93%


Since its inception in January 2000, a $100,000 investment in the Stralem Equity Fund (after expenses) would have outperformed a $100,000 investment in the S&P 500 (before expenses) with less risk as evidenced by the lower standard deviation of returns:

[GRAPHIC OMITTED]

-------------------------------------------------------------------
               STRALEM EQUITY FUND vs. S&P 500
                      Growth of $100,000
                          2000-2003
-------------------------------------------------------------------
                Stralem Equity Fund      S&P 500
-------------------------------------------------------------------
     1999       $100,000                $100,000
-------------------------------------------------------------------
     2000        105,700                  90,810
-------------------------------------------------------------------
     2001        101,300                  80,030
-------------------------------------------------------------------
     2002         79,580                  62,340
-------------------------------------------------------------------
     2003         94,600                  82,210
-------------------------------------------------------------------

  Source: Stralem, Bloomberg. See attached performance notes.


                       VALUE       STD.DEV
STRALEM              $94,660        11.91%

S&P500               $80,220        20.77%

Portfolio Structure

We remain cautious yet positive about the investing environment and the Fund's current portfolio structure reflects this sentiment. We are (and have been for nearly two years) approximately equally allocated between "Up Market/Growth Stocks" and Fixed Income in the Stralem Balanced Fund and between "Up Market/Growth Stocks" and "Down Market/Value Stocks in the Stralem Equity Fund:

-------------------------------------------------------------------------------
                        2003 YEAR-END PORTFOLIO STRUCTURE
-------------------------------------------------------------------------------
                                                 Stralem            Stralem
Asset Class                                   Balanced Fund       Equity Fund
-------------------------------------------- ----------------- -----------------
Money Market Funds/Treasury Bills/Misc.
                                                8.0%                4.1%
-------------------------------------------- ----------------- -----------------
Treasury Bonds                                  44.4%                 0%
-------------------------------------------- ----------------- ----------------
Equities-Up Market                              47.6%              49.6%
-------------------------------------------- ----------------- ----------------
Equities-Down Market                            0%                 46.3%
-------------------------------------------- ----------------- ----------------
Covered Call Options Written                    0.0%                0.0%
-------------------------------------------- ----------------- ----------------
       Source: Stralem.

For the past five years, Stralem Balanced Fund's "Up Market Equities" have performed in line with the S&P 500 ...

[GRAPHIC OMITTED]

------------------------------------------------------
                     BALANCED FUND
               EQUITIES ONLY vs. S&P 500
                   Growth of $100,000
------------------------------------------------------
                Stralem Balanced Fund    S&P 500
------------------------------------------------------
     1998        $100,000                 $100,000
------------------------------------------------------
     1999         139,900                  121,140
------------------------------------------------------
     2000         125,350                  110,010
------------------------------------------------------
     2001         108,680                   96,950
------------------------------------------------------
     2002          79,220                   75,520
------------------------------------------------------
     2003          98,890                   97,180
------------------------------------------------------

  Source: Stralem, Bloomberg. See attached performance notes.


STRALEM BALANCED
$98,890

S&P 500
$97,180

....and the Fund's US Government Securities have slightly outperformed the JP
Morgan US Government Index:

[GRAPHIC OMITTED]

------------------------------------------------------------

                     BALANCED FUND
       US TREASURY BREAKOUT vs. JPM US BOND INDEX
                   Growth of $100,000

------------------------------------------------------------
                Stralem Balanced    JPM U.S. Bond Index
------------------------------------------------------------
     1998        $100,000                $100,000
------------------------------------------------------------
     1999          93,400                  97,120
------------------------------------------------------------
     2000         111,550                 110,650
------------------------------------------------------------
     2001         119,580                 117,900
------------------------------------------------------------
     2002         137,890                 132,290
------------------------------------------------------------
     2003         141,600                 135,520
------------------------------------------------------------

STRALEM BALANCED
$141,600

JPM US BOND INDEX
$135,520

  Source: Stralem, Bloomberg. See attached performance notes.

Since inception, the Stralem Equity Fund's "Up Market Stocks" have performed in line with the S&P 500 ...

[GRAPHIC OMITTED]

-----------------------------------------------------------
                      EQUITY FUND
             UP-MARKET BREAKOUT vs. S&P 500
                   GROWTH OF $100,000
-----------------------------------------------------------
                Stralem Equity Fund       S&P 500
-----------------------------------------------------------
     1999        $100,000                $100,000
-----------------------------------------------------------
     2000          90,440                  90,810
-----------------------------------------------------------
     1002          81,820                  80,030
-----------------------------------------------------------
     2002          59,340                  62,340
-----------------------------------------------------------
     2003          75,620                  80,220
-----------------------------------------------------------


S&P 500
$80,220


STRALEM EQUITY
$75,620


       Source: Stralem, Bloomberg. See attached performance notes.

....while the "Down Market Stocks" have significantly out-performed the S&P 500:


----------------------------------------------------------------
                      EQUITY FUND
             DOWN-MARKET STOCKS vs. S&P 500
                   GROWTH OF $100,000
----------------------------------------------------------------

                Stalem Equity Fund        S&P 500

----------------------------------------------------------------
     1999        $100,000                $100,000
----------------------------------------------------------------
     2000         130,020                  90,810
----------------------------------------------------------------
     1002         140,430                  80,030
----------------------------------------------------------------
     2002         118,720                  62,340
----------------------------------------------------------------
     2003         137,970                  80,220
----------------------------------------------------------------


STRALEM EQUITY
$137,970

S&P 500
$80,220

       Source: Stralem, Bloomberg. See attached performance notes.



Investment Review

The defining characteristic of the 2003 stock market was that the stocks of poorly managed companies rose substantially more than those of well-managed companies. Using the S&P stock ratings, Stralem's analysis found that the average return for top-rated, A-stocks in 2003 was only two-thirds as much as the average return for second tier B-stocks*. The lowest-rated, C-stocks (a category that indicates doubtful financial conditions but doesn't even include companies that have actually defaulted on their obligations) had an average return that was twice the return to second tier stocks.

In addition, companies that adopted the more conservative approach of reporting the cost of options as an expense underperformed, while those weaker companies-- that continued to utilize unrealistic pension assumptions, are highly leveraged, or operate at low profitability--did very well.

Funds, such as the Stralem Balanced Fund and Stralem Equity Fund, which held stocks in companies that are well-managed and conservative in their accounting practices, paid what we believe to be a temporary penalty for holding quality.

In the Stralem Balanced Fund, our allocation to U.S. Treasuries, outperformed the JP Morgan US Government Bond Index due to our slightly longer average duration and the absence of interest rate increases in 2003.

*Source: Stralem & Co. Inc. analysis, Standard & Poor's. See also: Norris, Floyd, "Bull Market 2003: The Worse the Company, the Better the Stock", The New York Times 9-26-03

Portfolio Adjustments

Throughout the year, we reduced "consumer discretionary" stocks (including Wal-Mart and Whirlpool) and increased "consumer staple" stocks (including Clorox and Procter & Gamble) in both Funds. This shift from investments dependent on the continued existence of consumers with more and more dollars to spend to investments that would benefit if consumers redirect spending to products they cannot live without reflects our current view of the risks in the U.S. economy. Across both Funds, the following positions contributed most significantly to our performance: Occidental Petroleum, Home Depot and Whirlpool. The positions which detracted most from our performance were: Johnson & Johnson, Freddie Mac and Wal-Mart.

We also shortened the average maturity of the U.S. Treasury holdings in the Stralem Balanced Fund to prepare for a potential interest rate increase.

Investment Outlook

Our continued caution stems from our attention to a number of areas of concern.

It is our belief that a lasting recovery cannot be built on an increasingly indebted consumer, a declining savings rate, a widening fiscal deficit and a widening trade deficit. Although many business managers didn't see it in their business, the economy had a spectacular second half of 2003 due in large part to tax cuts, another refinancing cycle, and another round of price cuts on motor vehicles nonetheless the U.S. has not experienced a growth in jobs or income. Further, the outsourcing phenomenon that has swept through the manufacturing world is now threatening service jobs as more companies are turning to offshore workers, moving operations to India, China, Africa, and South America.

We do not consider there to be sufficient evidence to support the outlook that has pushed the markets so high so fast and we are concerned about the enthusiasm that has taken hold. We believe that many businesses have cleaned up their balance sheets and are generally well managed but they are also struggling to sustain market share and yet are not willing to make the investments necessary to take market share. As such we will continue to maintain our near equal allocation between "Up-Market/Growth Stocks" and "Down-Market/Value Stocks" in the Equity Fund or U.S. Treasury securities in the Balanced Fund.

With regard to the bond market, while we remain in a low inflationary environment, the massive burden of government debt coupled with the continued weakness in the U.S. dollar has a strong probability of increasing volatility and interest rates. As a result, we are likely to shorten our average maturity further in the coming year.

We strongly believe that each Fund's current portfolio structure provides Fund shareholders with the ability to participate in market gains without taking on undue risk--thereby minimizing the likelihood of losing sleep if things come undone either at home or abroad.

Please do not hesitate to contact us with any questions.

Sincerely,

Philippe E. Baumann
President

                         STRALEM FUND PERFORMANCE NOTES

1. Stralem & Company, Inc. is an independent, U.S.-registered investment adviser established in 1966.

2. Past performance is not indicative of future results. Current performance may be lower or higher than the data below. Portfolios can suffer losses as well as gains.

3. The S&P 500 Index and the JP Morgan U.S. Government Bond Index are used to indicate the type of investment environment existing during the time periods shown.

4. Performance results are calculated on a total return basis, which includes all income from dividends and interest and realized and unrealized gains or losses. Assuming dividends and interest are reinvested, the growth in dollars of an investment in a period can be computed using these rates of return. The indices do not reflect any fees or reinvested dividends or capital gains.

5.   Performance results are stated after management fees and expenses (net).

6. Investors are urged to consider each Fund's investment objective, risks, charges and expenses before investing. Stralem Fund's prospectus contains a complete discussion of these factors and other information about Stralem & Company, Inc., the Funds' investment adviser. Investors are urged to read the prospectus carefully before investing.

         Please call 212-888-8123 collect for a copy of the prospectus.

                                  STRALEM FUND

                              Stralem Balanced Fund
                               Stralem Equity Fund

                              FINANCIAL STATEMENTS

                                DECEMBER 31, 2003

INDEPENDENT AUDITORS' REPORT

Trustees and Shareholders
Stralem Fund
New York, New York

We have audited (i) the accompanying statements of assets and liabilities, including the portfolio of investments in securities, of Stralem Fund consisting of the Stralem Balanced Fund and the Stralem Equity Fund as of December 31, 2003, (ii) the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the condensed financial information for each of the five years in the period then ended of the Stralem Balanced Fund and (iii) the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the condensed financial information for each of the three years in the period then ended and for the period January 18, 2000 (inception) through December 31, 2000 of the Stralem Equity Fund. These financial statements and condensed financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information enumerated above present fairly, in all material respects, (i) the financial position of each of the Stralem Balanced Fund and the Stralem Equity Fund constituting the Stralem Fund as of December 31, 2003, (ii) the results of operations of the Stralem Balanced Fund for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its condensed financial information for each of the five years in the period then ended and (iii) the results of operations of the Stralem Equity Fund for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its condensed financial information for each of the three years in the period then ended and for the period January 18, 2000 (inception) through December 31, 2000, all in conformity with accounting principles generally accepted in the United States of America.

Eisner LLP

New York, New York
January 30, 2004

STRALEM FUND
-------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2003

                                                                          Stralem Balanced     Stralem Equity
                                                                               Fund                Fund
-------------------------------------------------------------          --------------------------------------
ASSETS
Investments, at market value
   Common stocks                                                            $27,379,335         $31,174,898
   United States Government obligations                                      29,490,402                --
                                                                            -----------         -----------

                                                                             56,869,737          31,174,898


Due from broker                                                               3,469,456           2,027,199
Interest and dividends receivable                                               306,277              49,464
Cash and other                                                                    7,191               2,198
                                                                            -----------         -----------

                                                                             60,652,661          33,253,759
                                                                            -----------         -----------


LIABILITIES
   Payable for shares reacquired                                              3,012,185             570,956
   Accrued expenses                                                             198,080             168,854
   Dividends payable                                                          2,681,310             229,557
                                                                            -----------         -----------

                                                                              5,891,575             969,367
                                                                            -----------         -----------

Net assets applicable to outstanding shares of beneficial interest          $54,761,086         $32,284,392
                                                                            ===========         ===========

Net asset value per share - based on 3,943,103 shares
(Stralem Balanced Fund) and 353,165 shares (Stralem Equity Fund)
of beneficial interest outstanding (offering price and redemption price)    $     13.89         $     91.41
                                                                            ===========         ===========

See notes to financial statements

STRALEM BALANCED FUND
-------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2003

       Number of
   Shares/Face Value                                                               Market Value
   -----------------                                                               ------------

                          Common stocks (48.14%):
                             Computer Software and Service (2.72%):
          56,200                Microsoft Corp.                                  $     1,547,748
                             Consumer Products (7.15%):
          41,600                Clorox Company                                         2,020,096
          20,500                Proctor & Gamble Company                               2,047,540
                             Electrical Equipment (3.02%):
          55,500                General Electric Company                               1,719,390
                             Home Appliance (3.79%):
          29,700                Whirlpool Corp.                                        2,157,705
                             Information Technology Services (2.89%):
         *37,200                Computer Sciences Corp.                                1,645,356
                             Insurance (4.24%):
          40,700                MBIA, Inc.                                             2,410,661
                             Medical Supplies (2.61%):
          30,500                Medtronic Inc.                                         1,482,605
                             Pharmaceuticals (7.51%):
          29,500                Abbott Laboratories                                    1,374,700
          27,200                Johnson & Johnson                                      1,405,152
          42,200                Pfizer Inc.                                            1,490,926
                             Retail Building Supplies (7.49%):
          43,200                Home Depot, Inc.                                       1,533,168
          49,200                Lowe's Companies, Inc.                                 2,725,188
                             Retail Stores (3.55%):
          38,000                Wal-Mart Stores, Inc.                                  2,015,900
                             Semiconductor (3.17%):
          56,000                Intel Corporation                                      1,803,200
                                                                                 ---------------

                                                                                      27,379,335

                          United States Government obligations (51.86%):
                             Treasury bonds and notes (44.83%):
      $2,000,000                February 15, 2006; 5.625%                              2,156,875
     $13,000,000                May 15, 2009; 5.5%                                    14,470,625
      $2,500,000                November 15, 2016; 7.5%                                3,186,719
      $4,500,000                August 15, 2022; 7.25%                                 5,681,250

                             Treasury bills (7.03%):
      $4,000,000                February 26, 2004                                      3,994,933
                                                                                 ---------------

                                                                                      29,490,402

Total Portfolio (cost $43,496,088)                                               $    56,869,737
                                                                                 ===============

*Nonincome producing


See notes to financial statements

STRALEM EQUITY FUND
-------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2003

       Number of
         Shares                                                                   Market Value
         ------                                                                   ------------

                          Common stocks (100.00%):
                             Computer Software and Service (2.72%):
          30,800                Microsoft Corp.                                 $       848,232
                             Consumer Products (6.81%):
          21,100                Clorox Company                                        1,024,616
          11,000                Proctor & Gamble Company                              1,098,680
                             Electrical Equipment (4.54%):
          45,700                General Electric Company                              1,415,786
                             Electric Utility (Central) (4.35%):
          29,500                Ameren Corp.                                          1,357,000
                             Electric Utility (East) (13.41%):
          31,700                Consolidated Edison, Inc.                             1,363,417
          32,700                Progress Energy, Inc.                                 1,480,002
          44,200                Southern Co.                                          1,337,050
                             Gas Utilities (4.47%):
          37,900                KeySpan Corporation                                   1,394,720
                             Home Appliance (4.73%):
          20,300                Whirlpool Corp.                                       1,474,795
                             Information Technology Services (2.84%):
         *20,000                Computer Sciences Corp.                                 884,600
                             Insurance (7.47%):
          26,000                Loews Corporation                                     1,281,020
          17,700                MBIA, Inc.                                            1,048,371
                             Medical Supplies (2.42%):
          15,500                Medtronic Inc.                                          753,455
                             Petroleum (13.62%):
          24,500                Burlington Resources, Inc.                            1,356,810
          12,600                ChevronTexaco Corporation                             1,088,514
          42,600                Occidental Petroleum Corp.                            1,799,424
                             Pharmaceuticals (7.22%):
          18,800                Abbott Laboratories                                     876,080
          11,000                Johnson & Johnson                                       568,260
          22,800                Pfizer Inc.                                             805,524
                             Retail Building Supplies (6.60%):
          30,800                Home Depot, Inc.                                      1,093,092
          17,400                Lowe's Companies, Inc.                                  963,786
                             Retail Stores (4.05%):
          23,800                Wal-Mart Stores, Inc.                                 1,262,590
                             Semiconductor (2.39%):
          23,100                Intel Corporation                                       743,820
                             Tobacco and Food (9.00%):
          27,500                Altria Group, Inc.                                    1,496,550
          49,600                ConAgra Foods, Inc.                                   1,308,944
                             Thrift (3.36%):
          18,000                Federal Home Loan Mortgage Corporation                1,049,760
                                                                                ---------------

Total Portfolio (cost $28,281,686)                                              $    31,174,898
                                                                                ===============

*Nonincome producing



See notes to financial statements

STRALEM FUND
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003


                                                                 Stralem Balanced     Stralem Equity
                                                                      Fund                Fund
                                                                      ----                ----
Investment income:
   Interest                                                        $ 1,422,311         $    19,751
   Dividends                                                           270,865             802,967
                                                                   -----------         -----------

                                                                     1,693,176             822,718
                                                                   -----------         -----------

Expenses:
   Investment advisory                                                 534,731             442,647
   Legal fees                                                           69,470              69,470
   Auditing fees                                                        24,864              24,879
   Administration                                                       25,000              37,980
   Trustees' fees                                                        1,500               1,500
   Taxes                                                                 6,570               2,190
   Miscellaneous                                                         8,992               7,779
                                                                   -----------         -----------

                                                                       671,127             586,445
                                                                   -----------         -----------

Net investment income                                                1,022,049             236,273
                                                                   -----------         -----------

Net realized gain (loss) from security transactions                  1,682,663          (1,586,380)
Net increase in unrealized appreciation of investments               2,956,996           6,527,336
                                                                   -----------         -----------

Net gain on investments                                              4,639,659           4,940,956
                                                                   -----------         -----------

Net increase in net assets resulting from operations               $ 5,661,708         $ 5,177,229
                                                                   ===========         ===========

See notes to financial statements

STRALEM FUND
-------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                            Stralem Balanced Fund          Stralem Equity Fund
                                                            Year Ended December 31,      Year Ended December 31,
                                                           ------------------------    ----------------------------
                                                           2003           2002            2003           2002
                                                           --------    ------------    ------------    ------------

Operations:
   Net investment income                               $  1,022,049    $  1,191,608    $    236,273    $    328,016
   Net realized gain (loss) from security
      transactions                                        1,682,663          84,891      (1,586,380)     (4,116,386)
   Net increase (decrease) in unrealized
      appreciation of investments                         2,956,996      (4,372,024)      6,527,336      (4,043,023)
                                                       ------------    ------------    ------------    ------------

                                                          5,661,708      (3,095,525)      5,177,229      (7,831,393)
                                                       ------------    ------------    ------------    ------------

Distributions to shareholders:
   Investment income                                       (998,647)     (1,172,787)       (229,557)       (318,533)
   Realized gains                                        (1,682,663)        (84,891)           --              --
                                                       ------------    ------------    ------------    ------------

                                                         (2,681,310)     (1,257,678)       (229,557)       (318,533)
                                                       ------------    ------------    ------------    ------------

Capital share transactions:
   Proceeds from shares sold                             11,326,936       5,552,605       4,729,889       5,702,031
   Proceeds from reinvestments of dividends               1,004,292       1,174,458         285,330         182,620
   Cost of shares redeemed                               (6,406,840)     (7,647,412)     (4,187,292)     (3,993,376)
                                                       ------------    ------------    ------------    ------------

                                                          5,924,388        (920,349)        827,927       1,891,275
                                                       ------------    ------------    ------------    ------------

Increase (decrease) in net assets                         8,904,786      (5,273,552)      5,775,599      (6,258,651)
Net assets at January 1                                  45,856,300      51,129,852      26,508,793      32,767,444
                                                       ------------    ------------    ------------    ------------

Net assets at December 31                              $ 54,761,086    $ 45,856,300    $ 32,284,392    $ 26,508,793
                                                       ============    ============    ============    ============
Accumulated undistributed net investment
   income (loss) at end of year                        $    266,839    $    243,437    $     (3,782)   $    (10,498)
                                                       ============    ============    ============    ============

Number of Trust Shares:
   Sold                                                     826,235         394,415          56,902          58,131
   Issued on reinvestment of dividends                       76,314          82,476           3,585           1,840
   Redeemed                                                (452,997)       (566,064)        (49,831)        (46,135)
                                                       ------------    ------------    ------------    ------------

   Net increase (decrease) in shares outstanding            449,552         (89,173)         10,656          13,836
                                                       ============    ============    ============    ============

See notes to financial statements
                                                                              6

STRALEM FUND
-------------------------------------------------------------------------------

Notes to Financial Statements
December 31, 2003

NOTE A - ORGANIZATION

Stralem Balanced Fund (the "Balanced Fund") and Stralem Equity Fund (the "Equity Fund") are separate operating series of Stralem Fund (the "Trust"), a Delaware business trust formed under the laws of the State of Delaware with authority to issue an unlimited number of shares (par value $0.01) of beneficial interest. The Balanced Fund's investment objective is to realize both income and capital appreciation to maximize total return. The Equity Fund's investment objective is long-term capital appreciation. The Equity Fund commenced operations on January 18, 2000. Prior to March 26, 2003, Stralem Balanced Fund was known as Stralem Fund.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

[1]  Security valuation:

     Investments in securities traded on a national exchange are valued at the last reported sales price on the last business day of the year. Securities traded over-the-counter are valued on the basis of the average of the last reported bid prices. United States Treasury bonds and notes are valued at the mean between the last reported bid and asked prices. United States Treasury bills (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value. Call options written are valued at the last reported sales price of the day; if there are no trades in any business day, then they are valued at the average of the last reported bid and asked prices.

[2]  Federal income taxes:

     Each fund intends to qualify as a regulated investment company as defined under the Internal Revenue Code and intends to distribute to its shareholders substantially all of its taxable income and capital gains. Therefore only nominal income tax provisions are required.

[3]  Use of estimates:

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

[4]  Other:

     Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Dividends to shareholders are recorded on the ex-dividend date.

     When an option is written, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated on the expiration date as realized gains from investments.

     Distributions to shareholders presented in the Statements of Changes in Net Assets represent their tax character.

STRALEM FUND
-------------------------------------------------------------------------------

NOTE C - COVERED CALL OPTIONS WRITTEN

Transactions in options written during the year ended December 31, 2003, were as follows:


                                                Stralem Balanced Fund            Stralem Equity Fund
                                             -------------------------        ------------------------
                                             Number of        Premiums        Number of       Premiums
                                             Contracts        Received        Contracts       Received
                                             ---------        --------        ---------       --------

         Options outstanding at
          December 31, 2002                        570       $  76,326            1,380        $ 130,803
         Options written                         3,415         380,404            3,160          293,992
         Options terminated in closing
          purchase transactions                 (2,535)       (315,930)          (1,990)        (206,373)
         Options expired                        (1,350)       (133,371)          (2,490)        (209,766)
         Options exercised                        (100)         (7,429)             (60)          (8,656)
                                             ---------       ---------        ---------        ---------

         Options outstanding at
          December 31, 2003                          0       $       0                0        $       0
                                             =========       =========        =========        =========

-------------------------------------------------------------------------------
NOTE D - INVESTMENT ADVISORY AGREEMENT

The Balanced Fund has an investment advisory contract with Stralem & Company Incorporated (the "Investment Advisor") that provides for a quarterly fee of 1/4 of 1% (equivalent to approximately 1% annually) of the average weekly net asset value of the Balanced Fund for the first $50,000,000 of net asset value, decreasing to a quarterly rate of .1875 of 1% for the next $50,000,000 and .125 of 1% thereafter (equivalent to approximately 3/4 of 1% and 1/2 of 1%, respectively, annually). In addition, the Balanced Fund reimburses the Investment Advisor for its expenses attributable to the administration of the Balanced Fund, including a proportionate part of the compensation of the employees of the Investment Advisor who perform services, other than investment advisory services, for the Balanced Fund. Such reimbursement is limited by the contract to $25,000 per annum. Included in accrued expenses at December 31, 2003 is $142,505 for investment advisory fees. The Investment Advisor also acts as broker-dealer to the Balanced Fund. The Balanced Fund places all of its brokerage transactions with the Investment Advisor who in turn, executes these transactions with Pershing LLC (formerly BNY Clearing Services, LLC), the Trust's custodian. During the year ended December 31, 2003, the Balanced Fund's brokerage commissions amounted to approximately $53,000 of which approximately $17,000 was paid to Purshing LLC.

The Equity Fund has an investment advisory contract with the Investment Advisor that provides for a quarterly fee of 1/4 of 1.50% (equivalent to approximately 1.50% annually) of the average weekly net asset value of the Equity Fund for the first $100,000,000 of net asset value, decreasing to a quarterly rate of .3125 of 1% for the next $100,000,000 and .25 of 1% thereafter (equivalent to approximately 1.25% and 1%, respectively, annually). In addition, the Equity Fund reimburses the Investment Advisor for its expenses attributable to the administration of the Equity Fund, including a proportionate part of the compensation of the employees of the Investment Advisor who perform services, other than investment advisory services, for the Equity Fund. Included in accrued expenses at December 31, 2003 are $118,803 for investment advisory fees and $5,905 for administration expenses. The Investment Advisor also acts as broker-dealer to the Equity Fund. The Equity Fund places all of its brokerage transactions with the Investment Advisor who in turn, executes these transactions with Pershing LLC (formerly BNY Clearing Services, LLC), the Trust's custodian. During the year ended December 31, 2003, the Equity Fund's brokerage commissions amounted to approximately $46,000 of which approximately $17,000 was paid to Pershing LLC.

Certain officers and a trustee of the Trust are also officers of the Investment Advisor.

STRALEM FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
December 31, 2003


NOTE E - INVESTMENT TRANSACTIONS


                                                                 Stralem Balanced     Stralem Equity
                                                                       Fund                Fund
                                                                 ----------------     --------------

[1]     Gross unrealized appreciation at December 31, 2003         $13,373,649         $    4,434,107
        Gross unrealized (depreciation) at December 31, 2003                 0             (1,540,895)
                                                                   -----------         ---------------

        Net unrealized appreciation                                $13,373,649         $    2,893,212
                                                                   ===========         ==============

[2]     Purchases*                                                 $11,178,032         $    7,512,446
        Sales*                                                      10,459,846              6,686,756

        *Excluding short-term securities

CONDENS`ED FINANCIAL INFORMATION
(for a share outstanding throughout the year)

                                                                          Stralem Balanced Fund
                                                                         Year Ended December 31,
                                                   2003         2002           2001              2000           1999

Net asset value, beginning of period            $   13.13      $ 14.27        $ 15.37          $   16.56      $   15.14
                                                ---------      -------        -------          ---------      ---------

Income (loss) from investment operations:
    Net investment income                             .43             .35            .34             .46            .32
    Net gains (losses) on securities                 1.01           (1.13)          (.99)           (.22)          1.90
                                               ----------      ----------     ----------      ----------     ----------

Total from investment income (loss)                  1.44            (.78)          (.65)            .24           2.22
                                               ----------      ----------     ----------      ----------     ----------

Less distributions:
    Dividends from net investment income             (.43)           (.34)          (.34)           (.44)          (.31)
    Distributions from capital gains                 (.25)           (.02)          (.11)           (.99)          (.49)
                                               ----------      ----------     ----------      ----------     ----------

Total distributions                                  (.68)           (.36)          (.45)          (1.43)          (.80)
                                               ----------      ----------     ----------      ----------     ----------

Net asset value, end of period                  $   13.89       $   13.13      $   14.27       $   15.37      $   16.56
                                                =========       =========      =========       =========      =========

Total return                                        11.01%          (5.47)%        (4.22)%          1.51%         14.69%

Ratios/supplemental data:
    Net assets, end of period (in thousands)    $  54,761         $45,856        $51,130         $50,130        $65,793
    Ratio of expenses to average net assets          1.25%           1.18%          1.17%           1.11%          1.35%
    Ratio of net investment income to average
       net assets                                    1.90%           2.30%          2.28%           2.40%          1.97%
    Portfolio turnover rate                         21.00%          19.00%         20.00%          30.00%         20.00%


                                                                             Stralem Equity Fund
                                                                            Year ended December 31,
                                                           2003              2002              2001            2000*
                                                      ------------      ------------      ------------      ------------

Net asset value, beginning of period                  $      77.40      $      99.70      $     104.80      $     100.00


Income (loss) from investment operations:
    Net investment income                                      .67               .96               .77               .53
    Net gains (losses) on securities                         13.99            (22.33)            (5.13)             4.89
                                                      ------------      ------------      ------------      ------------

Total from investment income (loss)                          14.66            (21.37)            (4.36)             5.42
                                                      ------------      ------------      ------------      ------------

Less distributions:
    Dividends from net investment income                      (.65)             (.93)             (.74)             (.62)
    Distributions from capital gains                              -                 -                 -                -
                                                      -------------     -------------     -------------     ------------

Total distributions                                           (.65)             (.93)             (.74)             (.62)
                                                      ------------      ------------      ------------      ------------

Net asset value, end of period                        $      91.41      $      77.40      $      99.70      $     104.80
                                                      ============      ============      ============      ============

Total return                                                 18.94%           (21.44)%          (4.16)%             5.70%**

Ratios/supplemental data:
    Net assets, end of period (in thousands)              $ 32,284      $     26,509      $    32,767       $     32,599
    Ratio of expenses to average net assets                  2.00%              1.79%            1.78%              1.84%
    Ratio of net investment income to average
       net assets                                             .81%              1.03%             .77%               .61%
    Portfolio turnover rate                                 25.00%             29.00%           21.00%              5.00%


*Period from January 18, 2000  (inception) to December 31, 2000.
**Total return on annualized basis.

Note: The returns shown do not reflect the deduction for taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Item 2. CODE OF ETHICS.

     The registrant has adopted a code of ethics. See attached Exhibit 10 (a)

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Upon careful review of the credentials of the Audit Committee members, the registrant's Board of Trustees has determined that although the Audit Committee members have sufficient financial expertise to address any issues that are likely to come before the Audit Committee, no one member meets the technical definition of a "financial expert" as defined in Item 3 of Form N-CSR.

           After discussion and evaluation of the accounting environment in which the registrant operates, the Audit Committee members determined that it is not essential that the Trust appoint an additional trustee who would qualify as an Audit Committee expert. If the Audit Committee members determine that it is necessary to obtain the advice of an Audit Committee expert, they will consider appointing such a person.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Audit Fees: the aggregate fees bills for the last two fiscal years are $67,900.

     (b) Audit-Related Fees: the aggregate fees billed for the last two fiscal years are $7,100

          Fees are for services related to compliance with the Patriot Act and Sarbanes-Oxley.

     (c) Tax Fees: the aggregate fees billed for the last two fiscal years are $20,000.

          Fees are for tax planning, compliance and preparation of tax returns.

     (d)  All Other Fees: None

     (e) (1) Before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant's audit committee. In accordance with the audit committee's pre-approval policies and procedures, non-audit services are either pre-approved by the audit committee if such services exceed 5% of the total amount of revenues paid by the Funds in the Trust to the independent public accountant in the fiscal year during the fiscal year in which the services are provided, and, the services are promptly brought to the attention of the Audit Committee of the Trust and approved prior to the completion of the Trust's audit by the Audit Committee or by one of more members of the Audit Committee who is also a Trustee of the Trust.

          (2) All of the services described in each of paragraphs (b) through
          (c) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) All services performed on the engagement to audit the registrant's financial statements for the most recent fiscal year end were performed by the principal accountant's full-time, permanent employee.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser for the last two fiscal years of the registrant were $92,400.

     (h) The registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser which were not pre-approved (not requiring pre-approval) is compatible with maintaining the auditor's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          The Registrant has a separately-designated Audit Committee whose members are Kenneth Pearlman, Jean Paul Ruff and Michael Rubin.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not Applicable.

ITEM 8. [Reserved]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940 (17 CPR 270.30a-3 (c)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

     (a)  (1) Code of Ethics

     (a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

          (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Stralem Fund


By (Signature and Title)* /s/ Philippe E. Baumann
                          -------------------------
                          Philippe E. Baumann, President
                          (Principal Executive Officer)


Date   February 27, 2004
    ---------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Hirschel B. Abelson
                          -----------------------
                          Hirschel B. Abelson
                          (Principal Financial Officer)


Date  February 27, 2004
    -------------------


* Print the name and title of each signing officer under his or her signature.

CERTIFICATION
-------------

      Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

I, Philippe E. Baumann, certify that:

1. I have reviewed this report on Form N-CSR of Stralem Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets,of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report(the "Evaluation Date"); and

c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing the equivalent functions):

a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: February 27, 2004

/s/ Philippe E. Baumann
-----------------------
Philippe E. Baumann
Principal Executive Officer

CERTIFICATION
-------------

      Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

I, Hirschel B. Abelson, certify that:

1. I have reviewed this report on Form N-CSR of Stralem Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets,of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report(the "Evaluation Date"); and

c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing the equivalent functions):

a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: February 27, 2004

/s/ Hirschel B. Abelson
------------------------
Hirschel B. Abelson
Principal Financial Officer

                                  CERTIFICATION
                             Pursuant to Section 906
                        of the Sarbanes-Oxley Act of 2002

           The undersigned, the President of Stralem Fund (the "Funds"), with respect to the Form N-CSR for the period ended June 30, 2003 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C.
Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

           1. such Form N-CSR fully complies with the requirements of section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

           2. the information contained in such Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Funds.

Dated: February 27, 2004

                                          /s/ Philippe E. Baumann
                                          -----------------------
                                          Philippe E. Baumann
                                          Principal Executive Officer

                                  CERTIFICATION
                             Pursuant to Section 906
                        of the Sarbanes-Oxley Act of 2002



           The undersigned, the Chief Financial Officer of Stralem Fund (the "Funds"), with respect to the Form N-CSR for the period ended June 30, 2003 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

           1. such Form N-CSR fully complies with the requirements of section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

           2. the information contained in such Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Funds.

Dated: February 27, 2004

                                          /s/ Hirschel B. Abelson
                                          ------------------------
                                          Hirschel B. Abelson
                                          Principal Financial Officer

                                                                   Exhibit 10(a)

                                  STRALEM FUND

                                  Stralem Fund
                               Stralem Equity Fund

                                 CODE OF ETHICS

            WHEREAS, STRALEM FUND (the "Trust") is a registered investment company under the Investment Company Act of 1940, as amended (the "ICA"); and

            WHEREAS, Rule 17j-1 under the ICA requires the Trust to adopt a Code of Ethics;

            WHEREAS, the purpose of Rule 17j-1 is to prevent affiliated persons of the Trust in connection with the purchase or sale of a security held or to be acquired by the Trust from (i) employing any device, scheme or artifice to defraud the Trust; (ii) making any untrue statements of material fact to the Trust or omitting to state a material fact necessary in order to make the statements made to the Trust, in light of the circumstances under which they are made, not misleading; (iii) engaging in any act, practice or course of business that operates or would operate as a fraud or deceit on the Trust; (iv) or engaging in any manipulative practice with respect to the Trust;

NOW, THEREFORE, the Trust hereby adopts this Code of Ethics as of this 3rd day of February, 2000, superseding the Code of Ethics adopted by the Trust as of the 20th day of October, 1999.

I.    DEFINITIONS

            For purposes of this Code of Ethics the following terms shall have the meanings set forth below:

            A. "Access Person" means any director1, officer, or advisory person of the Trust or of the Trust's Investment Adviser; provided, however, that any persons who are access persons of any investment adviser of, administrator or principal underwriter for the Trust and who reports his or her securities and transactions to such investment adviser, administrator or principal underwriter in accordance with Rule 17j-1 of the ICA, shall not be deemed an access person of the Trust.

            B.    "Advisory Person" means

                  1. any employee of the Trust, its investment adviser or administrator (or of any entity in a control relationship with the Trust, its investment adviser or administrator, as defined in Section 0 hereof) who, in connection with his or her regular functions or duties, makes, participates in, or obtains information (other than publicly available information) regarding the purchase or sale of Covered Securities by the Trust, or whose functions relate to the making of any recommendations with respect to such purchases or sales; and

                  2. any natural person directly or indirectly owning, controlling, or holding with power to vote, 25% or more of the outstanding voting securities of the Trust or its investment advisers who obtains information (other than publicly available information) concerning recommendations made by the Trust or its investment advisers with regard to the purchase or sale of a security.

---------------
(1) This Code of Ethics in places refers to directors. The definition of "director" in Section 2(a)(12) of the 1940 Act includes any director of a corporation or any person performing similar functions, including "any natural person who is a member of a board of trustees of a management company created as a common-law trust". For convenience, in this memorandum the term "director" also refers to "trustee", and the term "board of directors" also refers to "board of trustees".

            C.    "Affiliated Persons" or "Affiliates" means

                  1. any employee or Access Person of the Trust, and any member of the immediate family (defined as spouse, child, mother, father, brother, sister, in-law or any other relative) of any such person who lives in the same household as such person or who is financially dependent upon such person;

                  2. any account for which any of the persons described above is a custodian, trustee or otherwise acting in a fiduciary capacity, or with respect to which any such person either has the authority to make investment decisions or from time to time gives investment advice; and

                  3. any partnership, corporation, joint venture, trust or other entity in which any employee of the Trust or Access Person of the Trust directly or indirectly, in the aggregate, has a 10% or more beneficial interest or for which any such person is a general partner or an executive officer.

            D. "Beneficial ownership of a security" by any person includes securities held by: (a) a spouse, minor children or relatives who share the same home with such person; (b) an estate for such person's benefit; (c) a trust, of which (i) such person is a trustee or such person or members of such person's immediate family have a vested interest in the income or corpus of the trust, or (ii) such person owns a vested beneficial interest, or (iii) such person is the settlor and such person has the power to revoke the trust without the consent of all the beneficiaries; (d) a partnership in which such person is a partner; (e) a corporation (other than with respect to treasury shares of the corporation) of which such person is an officer, director or 10% stockholder; (f) any other person if, by reason of contract, understanding, relationship, agreement or other arrangement, such person obtains therefrom benefits substantially equivalent to those of ownership; or (g) such person's spouse or minor children or any other person, if, even though such person does not obtain therefrom the above-mentioned benefits of ownership, such person can vest or revest title in himself at once or at some future time. A beneficial owner of a security also includes any person who, directly or indirectly, through any contract, arrangement, understanding, relationship or otherwise, has or shares voting power and/or investment power with respect to such security. Voting power includes the power to vote, or to direct the voting of such security, and investment power includes the power to dispose, or to direct the disposition of such security. A person is the beneficial owner of a security if he has the right to acquire beneficial ownership of such security at any time within sixty (60) days.

            E. "Control" means the power to exercise a controlling influence over the management or policies of a corporation. Any person who owns beneficially, either directly or through one or more controlled corporations, more than 25% of the voting securities of a corporation shall be presumed to control such corporation.

            F. "Covered Security" means any note, stock, treasury stock, bond, debenture, evidence of indebtedness, certificate of interest or participation in any profit-sharing agreement, collateral-trust certificate, preorganization certificate or subscription, transferable share, investment contract, voting trust certificate, certificate of deposit for a security, fractional undivided interest in oil, gas, or other mineral rights, any put, call, straddle, option or privilege on any security (including a certificate of deposit) or on any group or index of securities (including any interest therein or based on the value thereof), or any put, call straddle, option or privilege entered into on a national securities exchange relating to foreign currency, or in general, any interest or instrument commonly known as a "security", or any certificate of interest or participation in, temporary or interim certificate for, receipt for, guarantee of, or warrant or right to subscribe to or purchase, any of the foregoing; provided, however, that "security" shall not mean securities issued or guaranteed by the Government of the United States, its agencies or instrumentalities, bankers' acceptances, bank certificates of deposit, commercial paper and high quality short-term debt instruments, including repurchase agreements, or shares of registered open-end investment companies.

            G.    "Covered Security held or to be acquired" by the Trust means:

                  1. any security which, within the most recent fifteen (15) days,

                  a)    is or has been held by the Trust, or

                  b) is being or has been considered by the Trust for purchase by the Trust; or

                  2. any option to purchase or sell, and any security convertible into or exchangeable for, a Covered Security.

            H. An "Initial Public Offering" means an offering of securities registered under the Securities Act of 1933 [15 U.S.C. 77a], the issuer of which, immediately before the registration, was not subject to the reporting requirements of sections 13 or 15(d) of the Securities Exchange Act of 1934 [15 U.S.C. 78m or 78o(d)].

            I. "Investment Adviser" means Stralem & Company Incorporated and any successor entity.

            J. A "Limited Offering" means an offering that is exempt from registration under the Securities Act of 1933 pursuant to section 4(2) or section 4(6) [15 U.S.C. 77d(2) or 77d(6)] or pursuant to rule 504, rule 505, or rule 506 [17 CFR 230.504, 230.505, or 230.506] under the Securities Act of 1933.

            K. "Principal underwriter" of or for the Trust (unless the Trust becomes a closed-end company), or of any security issued by the Trust, means any underwriter who as principal purchases from the Trust, or pursuant to contract has the right (whether absolute or conditional) from time to time to purchase from the Trust, any security issued by the Trust for distribution, or who as agent for the Trust sells or has the right to sell any security issued by the Trust to a dealer or to the public or both, but does not include a dealer who purchases from the Trust through a principal underwriter acting as agent for such company.

            L. "Purchase or sale of a Covered Security" includes the writing of an option to purchase or sell a security.

II.   COMPLIANCE WITH GOVERNING LAWS, REGULATIONS AND PROCEDURES

            A. All employees shall have and maintain knowledge of and shall comply strictly with all applicable Federal and state laws and all rules and regulations of any governmental agency or self-regulatory organization governing his or her activities.

            B. Each employee will be given a copy of the Code of Ethics at the time of his or her employment and each Access Person is required to submit a statement (Exhibit A) at least annually that he or she has reviewed the Code of Ethics.

            C. All employees shall comply strictly with procedures established by the Trust to ensure compliance with applicable Federal and state laws and regulations of governmental agencies and self-regulatory organizations. The employees shall not knowingly participate in, assist, or condone any acts in violation of any statute or regulation governing securities matters, nor any act which would violate any provision of this Code of Ethics, or any rules adopted thereunder.

            D. Each employee having supervisory responsibility shall exercise reasonable supervision over employees subject to his or her control, with a view to preventing any violation by such persons of applicable statutes or regulations, the Trust procedures or the provisions of this Code of Ethics or procedures adopted in furtherance thereof.

            E. Any employee encountering evidence that acts in violation of applicable statutes or regulations or provisions of this Code of Ethics or procedures adopted in furtherance thereof have occurred shall report such evidence to the President of the Trust who will report to the Board of Trustees of the Trust.

III.  CONFIDENTIALITY OF TRANSACTIONS

            A. Information relating to the Trust's portfolio and research and studies activities is confidential until publicly available. Whenever statistical information or research is supplied to or requested by the Trust, such information must not be disclosed to any persons other than persons designated by the President or the Board of Trustees of the Trust. If the Trust is considering a particular purchase or sale of a security, this must not be disclosed except to such duly authorized persons.

            B. Any employee authorized to place orders for the purchase or sale of securities on behalf of the Trust shall take all steps reasonably necessary to provide that all brokerage orders for the purchase and sale of securities for the account of the Trust will be so executed as to ensure that the nature of the transactions shall be kept confidential until the information is reported to the Securities and Exchange Commission or the Trust's shareholders in the normal course of business.

            C. If any employee of the Trust or Access Person should obtain information concerning the Trust's portfolio (including, the consideration by the Trust of acquiring, or recommending any security for the Trust's portfolio), whether in the course of such person's duties or otherwise, such person shall respect the confidential nature of this information and shall not divulge it to anyone unless it is properly part of such person's services to the Trust to do so or such person is specifically authorized to do so by the President of the Trust.

IV.   ETHICAL STANDARDS

            A. Every employee, in making any investment recommendation or taking any investment action, shall exercise diligence and thoroughness, and shall have a reasonable and adequate basis for any such recommendations or action.

            B. No employee shall undertake independent practice for compensation in competition with the Trust.

            C. The employees of the Trust and Access Persons and their respective affiliates, shall conduct themselves in a manner consistent with the highest ethical standards. They shall avoid any action, whether for personal profit or otherwise, that results in an actual or potential conflict of interest, or the appearance of a conflict of interest, with the Trust or which may be otherwise detrimental to the interests of the Trust.

            D. An employee having discretion as to the selection of broker-dealers to execute securities transactions for the Trust shall select broker-dealers solely on the basis of the services provided directly or indirectly by such broker-dealers to the Trust. An employee shall not, directly or indirectly, receive a fee or commission from any source in connection with the sale or purchase of any security for the Trust.

            E. In addition, the Trust shall take all actions reasonably calculated to ensure that they engage broker-dealers to transact business with the Trust whose partners, officers and employees, and their respective affiliates, will conduct themselves in a manner consistent with the provisions of this
                  Section IV.

            F. Conflicts of interest generally result from a situation in which an individual has personal interests in a matter that is or may be competitive with his responsibilities to another person or entity (such as the Trust) or where an individual has or may have competing obligations or responsibilities to two or more persons or entities. In the case of the relationship between the Trust on the one hand, and its employees and Access Persons and their respective affiliates, on the other hand, such conflicts may result from the purchase or sale of securities for the account of the Trust and for the account of any affiliated person or from the purchase or sale for the account of the Trust of securities in which an Access Person or employee of the Trust, or his or her affiliates, has an interest. In these cases, all potential or actual conflicts must be disclosed and the first preference and priority must be to avoid such conflicts of interest wherever possible and, where they unavoidably occur, to resolve them in a manner not disadvantageous to the client.

V.    ACTIVITIES AND TRANSACTIONS OF ACCESS PERSONS

            A. No Access Person shall recommend to, or cause or attempt to cause, the Trust to acquire, dispose of, or hold any security (including, any option, warrant or other right or interest relating to such security) which such Access Person or an affiliate of such Access Person has direct or indirect beneficial ownership unless the Access Person shall first disclose in writing to the President of the Trust all facts reasonably necessary to identify the nature of the ownership of such Access Person or his or her affiliate in such security.

            B. No Access Person or affiliate of such Access Person shall engage in a purchase or sale of a security (including, any option, warrant or other right or interest relating to such security), other than on behalf of the Trust, with respect to any security held or to be acquired by the Trust, unless such transaction is: only remotely potentially harmful to the Trust because it would be unlikely to affect trading in or the market value of the security; or non-volitional on the part of the Access Person; or clearly not related economically to the securities to be acquired, disposed of or held by the Trust; or effected in an account over which the Access Person has no direct or indirect influence or control; or in a security non-eligible for purchase or sale by the Trust; or in light of all relevant facts and circumstances, otherwise not disadvantageous to the Trust.

            C. No Access Person shall acquire direct or indirect beneficial ownership of an unregistered security issued in a Limited Offering without obtaining the prior written approval of the President of the Trust.

            D. No Access Person shall acquire direct or indirect beneficial ownership of, or otherwise purchase, securities issued during an Initial Public Offering without obtaining the prior written approval of the President of the Trust.

            E. If, as a result of fiduciary obligations to other persons or entities, an Access Person believes that such person or an affiliate of such person is unable to comply with certain provisions of the Code, such Access Person shall so advise the President of the Trust in writing, setting forth with reasonable specificity the nature of such fiduciary obligations and the reasons why such Access Person believes such person is unable to comply with any such provisions. The President of the Trust may, in his discretion, exempt such Access Person or an affiliate of such person from any such provisions, if the President of the Trust shall determine that the services of such Access Person are valuable to the Trust and the failure to grant such exemption is likely to cause such Access Person to be unable to render services to the Trust. Any Access Person granted an exemption (including, an exception for an affiliate of such person), pursuant to this Section shall, within three business days after engaging in a purchase or sale of a security held or to be acquired by a client, furnish the President of the Trust with a written report concerning such transaction, setting forth the information specified in Section hereof.

VI.   REPORTING PROCEDURES

            A. Except as provided by Section VI.E hereof, every Access Person shall report to the President of the Trust the information described in Sections VI.B and VI.C hereof with respect to transactions in any security in which such Access Person has, or by reason of such transaction acquires, any direct or indirect beneficial ownership in the security

                  (whether or not such security is a security held or to be acquired by a client); provided, however, that any such report may contain a statement that the report shall not be construed as an admission by the person making such report that he has any direct or indirect beneficial ownership in the security to which the report relates.

            B. Initial Holdings Report. Each Access Person, within ten days of becoming an Access Person, shall report to the Trust, the following information, in the form of Exhibit B hereto:

                  1. The title, number of shares and principal amount of each Covered Security in which the Access Person had any direct or indirect beneficial ownership when the person became an Access Person;

                  2. The name of any broker, dealer or bank with whom the Access Person maintained an account in which any securities were held for the direct or indirect benefit of the Access Person as of the date the person became and Access Person; and

                  3. The date that the report is submitted by the Access Person.

            C. Quarterly Transactions Report. Every report required to be made pursuant to Section 0 hereof shall be made not later than ten days after the end of the calendar quarter in which the transaction to which the report relates was effected, shall be in the form of Exhibit C hereto, and shall contain the following information:

                  1. With Respect to Transactions During the Quarter In Covered
                  Securities:

                        a) The date of transaction, the title, the interest rate and maturity date (if applicable), the number of shares, and the principal amount of each Covered Security involved;

                        b) The nature of the transaction (i.e., purchase, sale or any other type of acquisition or disposition);

                        c)    The price at which the transaction was effected;
                              and

                        d) The name of the broker, dealer or bank with or through which the transaction was effected.

                        e) The date that the report is submitted by the Access Person.

                  2. With Respect to New Accounts Established During the Quarter In Which Any Securities Were Held:

                        a) The name of the broker, dealer or bank with whom the Access Person established the account;

                        b)    The date the account was established; and

                        c) The date that the report is submitted by the Access Person.

            D. Annual Holdings Report. Access Persons must report the following information to the Trust on an annual basis no later than 20 calendar days after December 31 of each year in the form of Exhibit D attached hereto:

                  1. The title, number of shares and principal amount of each Covered Security in which the Access Person had any direct or indirect beneficial interest;

                  2. The name of any broker, dealer or bank with whom the Access Person maintains an account in which any securities are held for the direct or indirect benefit of the Access Person as of the date the person became an Access Person; and

                  3. The date that the report is submitted by the Access Person.

                  In the event that no securities are held as of December 31, the report should specify that securities were not held as of such date. This report should include all securities and other financial property, including book entry shares held at companies, broker/dealers, investment advisers or other institutions and physically issued certificates held in a safe deposit box, at one's home, or in the trust department of a bank or trust company.

            E. Notwithstanding the provisions of Sections V.C, V.D, 0, and 0 hereof,

                  1. No person shall be required to make a report with respect to transactions effected for any account over which such person does not have any direct or indirect influence or control;

                  2. A Trustee of the Trust who is not an interested person of the Trust and who would be required to report solely by reason of being a Trustee of the Trust is not required to make:

                        a) An Initial Holdings Report under Section VI.B or an Annual Holdings Report under Section VI.D; and

                        b) A Quarterly Transactions Report under Section VI.C, unless the Trustee knew, or in the ordinary course of fulfilling his or her official duties as a Trustee of the Trust, should have known that during the 15-day period immediately before or after the Trustee's transaction in a Covered Security, the Trust purchased or sold the Covered Security, or the Trust or its Investment Adviser considered purchasing or selling the Covered Security.

                  3. A Trustee of the Trust who is not an interested person of the Trust and who would be required to pre-clear transactions solely by reason of being a Trustee of the Trust is not required to obtain any such pre-clearance.

                  4. No report is required from an Access Person of an investment company registered under the ICA if such investment company is a money market fund or an investment company that does not invest in Covered Securities.

                  5. No Quarterly Transactions Report is required from an Access Person of the Trust if the report would duplicate information contained in broker trade confirmations or account statements received by the Trust, its Investment Adviser, Administrator or its Principal Underwriter with respect to that Access Person, if all of the information required to be contained in the Quarterly Transactions Report is contained in such broker trade confirmations or account statements that are received within ten days after the end of the calendar quarter.

VII.  REVIEW PROCEDURES

            A. The reports submitted by Access Persons pursuant to Section VI.C hereof shall be reviewed at least quarterly by the President of the Trust, or such other persons or committees as shall be designated by the Board of Trustees, in order to monitor compliance with this Code of Ethics. The President shall report all failures to comply with this Code of Ethics to the Board of Trustees.

            B. If it is determined by the Board of Trustees that a violation of this Code of Ethics has occurred and that the person violating this Code of Ethics has purchased or sold a security at a more advantageous price than that obtained by the Trust, such person shall be required to offer to sell to or purchase from the Trust, as the case may be, such security at the more advantageous price. If this cannot be consummated, then the Board of Trustees shall take such other course of action as it may deem appropriate. With respect to any violation of this Code of Ethics, the Board of Trustees may take any preventive, remedial or other action which it may deem appropriate. In determining whether or not there has been, or may be, a conflict of interest between the Trust and any person subject to this Code of Ethics, the Board of Trustees shall consider all of the relevant facts and circumstances.

            C. At least annually, the Trust shall furnish to the Board of Trustees a written report that:

                  1. Describes any issues arising under this Code of Ethics or procedures adopted in furtherance thereof, including but not limited to, any information about material violations of this Code of Ethics, procedures adopted in furtherance thereof, and sanctions impose in response to such material violations; and

                  2. Certifies that the Trust has adopted procedures reasonably necessary to prevent Access Persons from violating this Code of Ethics.

            D. The records created and maintained under this Code of Ethics shall be maintained as follows:

                  1. A copy of each Code of Ethics for the Trust, its investment adviser(s) and its principal underwriter in effect at any time in the last five years must be maintained in an easily accessible place.

                  2. A copy of any records of violations of the Code of Ethics or any action taken as a result of a violation must be maintained in an easily accessible place for five years after the end of the fiscal year in which the violation occurs.

                  3. All Initial Holdings Reports, Quarterly Transactions Reports and Annual Holdings Reports from Access Persons, and all reports from the Trust, its investment adviser(s) and its principal underwriter, shall be maintained for at least five years after the end of the fiscal year in which the report was made, the first two years in an easily accessible place.

                  4. A record of all persons currently or within the past five years who are or were required to make reports and persons designated to review the reports required under this Code of Ethics shall be maintained in an easily accessible place for at least five years.

                  5. All approvals of the purchase of securities in an Initial Public Offering or Limited Offering shall be maintained for at least five years after the end of the fiscal year in which the approval is granted.

                                                                      Exhibit A

                                  STRALEM FUND

                                  CERTIFICATION

I hereby certify to Stralem Fund that I have read and understand the Code of Ethics dated February 3, 2000, and will act in accordance with the policies and procedures expressed therein.

           __________________________     ___________________________
           (Date)                                         (Signature)

                               ______________________
                                    (Printed Name)

                                                                       Exhibit B

                                  STRALEM FUND

                         STRALEM & COMPANY INCORPORATED

                  INITIAL ASSET CERTIFICATION OF ACCESS PERSONS

                                AS OF __________

Instructions

1. You must list each Covered Security in which you have Beneficial Ownership, that you hold at the end of the date indicated above. Use additional sheets if necessary.

2. You must complete and sign this certification whether or not you or your broker sends statements directly to the Compliance Officer.


========================================================================================================================
                                   Number of Shares or     Registration on Security or
         Name of Security          Pricipal  Amount                Account                     Nature of Interest
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------

Certifications:  I hereby certify that:

1. The securities listed above, or listed in the brokerage statements that I have provided, reflect all the Covered Securities in which I have Beneficial Ownership as of the date listed above.

2. I have read the Code of Ethics and certify that I am in compliance with it.

Date:                               Signature:
      -------------------------               ---------------------------------

                                    Name:     ---------------------------------

                                                                      Exhibit C

                                  STRALEM FUND

                         STRALEM & COMPANY INCORPORATED

                     QUARTERLY SECURITIES TRANSACTION REPORT

                    For The Calendar Quarter Ended __________

Instructions

1. List all transactions in Covered Securities in any account in which you have a Beneficial Ownership. Use additional sheets if necessary.

2. Write "none" if you have no transactions in Covered Securities during the quarter.

3. If you submit copies of your monthly brokerage statements to the Compliance Officer, and those monthly brokerage statements disclose the required information with respect to all Covered Securities in which you have Beneficial Ownership, you need not file this form unless you have established a new account during the quarter.

====================================================================================================================================
                                                               No. of Shares or          Broker, Dealer or Other Party Through Whom
   Name of Security      Date of Transaction    Purchase/Sale  Principal Amount    Price         Transaction Was Made
   ----------------      -------------------    -------------  ----------------    -----         --------------------


-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------


New Accounts: Complete the following information if you have opened a new securities account during the quarter. Transactions in securities should be listed above.

  ------------------------------------------------------------------------------
    Title of Account   Name and Mailing Address of                Account Number
                       Institution at which account was opened
  -----------------------------------------------------------------------------

  -----------------------------------------------------------------------------

  -----------------------------------------------------------------------------

  -----------------------------------------------------------------------------

I certify that the information provided above is correct.

Date:__________________________________    Signature:__________________________

                                           Name: ______________________________

                                                                      Exhibit D

                                  STRALEM FUND

                         STRALEM & COMPANY INCORPORATED

                  ANNUAL ASSET CERTIFICATION OF ACCESS PERSONS

                          For the Year Ended __________

Instructions

1. You must list each Covered Security in which you have Beneficial Ownership, that you hold at the end of the year indicated above. Use additional sheets if necessary.

2. Write "none" if you have no transactions in Covered Securities at year end.

3. You must complete and sign this form for annual certification whether or not you or your broker sends statements directly to the Compliance Officer.

=============================================================================================================
                     Number of Shares or Principal    Registration on Security or
   Name of Security              Amount                         Account              Nature of Interest
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

=============================================================================================================

Certifications:  I hereby certify that:

1. The securities listed above, or listed in the brokerage statements that I have provided, reflect all the Covered Securities in which I have Beneficial Ownership at the end of the period.

2. I have read the Code of Ethics and certify that I am in compliance with it.

Date: _______________________________    Signature:____________________________

                                         Name: ________________________________

                                                                       Exhibit E

                Duplicate Copies of Confirmations and Statements

(1.) To:


(2.) From:    _____________________________

Dear Sir or Madam:

I am an employee of Stralem & Company Incorporated (investment adviser to Stralem Fund.) Please arrange for duplicate copies of statements and confirmations concerning my accounts to be sent directly to:

                     Compliance Officer,
                     Stralem & Company Incorporated
                     405 Park Avenue
                     New York, New York 10022

I maintain, have an interest in, or exercise investment control over, the following accounts at your institution: (3.)

         ------------------------------------------------------------
         Account Title             Account Number
         ------------------------------------------------------------


         ------------------------------------------------------------


         ------------------------------------------------------------


         ------------------------------------------------------------

Dated:     ____________

                     (4.)Employee Signature:______________________________
                     (5.)Name & Address:    ______________________________

                                                                       Exhibit E

       INSTRUCTIONS: DUPLICATE COPIES OF CONFIRMATIONS AND STATEMENTS FORM

                           COMPLETE THIS FORM FOR EACH
     BROKERAGE FIRM, INVESTMENT ADVISER, BANK OR OTHER FINANCIAL INSTITUTION
                                  AT WHICH YOU
                              MAINTAIN AN ACCOUNT,
                         HAVE AN INTEREST IN AN ACCOUNT,
                 OR EXERCISE INVESTMENT CONTROL OVER AN ACCOUNT.

Please type or print the information requested.

1. Broker/Institution's Name and Mailing Address: List the name and mailing address of each brokerage firm, investment adviser, bank, or other financial institution maintaining the account.

2.    Your name.

3. Account Title and Number: List the complete account title and number for your own securities accounts as well as those accounts in which you have a beneficial interest or over which you exercise investment control.

4. Employee's Signature. Sign the form and mail it to the broker or other financial institution.

5.    Print your name and address.

Mail this completed form to the broker or other financial institution.



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